Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following as of September 30, 2024 and 2023:
	2024	2023
Accrued payroll and other welfare	$1,898,958	$1,591,880
Other accrued expenses	254,269	354,445
Total	$2,153,227	$1,946,325